Equity - Reconciliation of the number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Balance as of beginning of the year (in shares)	5,587,016,000	5,634,993,000	5,617,496,000
Settlement of share-based payments (in shares)	16,885,827	15,986,016	17,497,000
Acquisition of treasury shares (in shares)	(78,301,000)	(63,963,000)	0
Balance as of end of the year (in shares)	5,525,601,000	5,587,016,000	5,634,993,000